Credit Risk - Summary of Residential Mortgages by Loan to Value (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Disclosure of credit risk exposure [line items]
Collateral against loans in negative equity	£ 629	£ 757